Share-Based Compensation - Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Expected term, in years	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	65.00%
Risk-Free interest rate,minimum	0.46%	1.77%	2.68%
Risk-Free interest rate,maximum	1.74%	2.65%	3.13%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility,minimum		65.00%	70.00%
Expected volatility,maximum		70.00%	75.00%